Baird Quality Intermediate Municipal Bond Fund
Schedule of Investments, March 31, 2022 (Unaudited)
	Principal		% of
	Amount	Value	Net Assets
LONG-TERM INVESTMENTS

Municipal Bonds
Alabama
City of Tuscaloosa AL,
4.000%, 10/01/2028	$1,000,000	$1,106,424
Montgomery Water Works & Sanitary Sewer Board:
4.000%, 09/01/2033 (Callable 09/01/2029)	410,000	449,717
4.000%, 09/01/2034 (Callable 09/01/2029)	215,000	234,803
4.000%, 09/01/2035 (Callable 09/01/2029)	500,000	543,773
Total Alabama (Cost $2,452,509)		2,334,717	0.2%

Alaska
Alaska Housing Finance Corp.:
5.000%, 12/01/2026 (Pre-refunded to 06/01/2025)	300,000	326,505
4.000%, 06/01/2031 (Callable 06/01/2027)	1,700,000	1,832,390
4.000%, 12/01/2031 (Callable 06/01/2027)	3,005,000	3,235,989
5.000%, 12/01/2031 (Callable 06/01/2028)	1,465,000	1,677,760
4.000%, 12/01/2032 (Callable 06/01/2027)	865,000	930,620
5.000%, 12/01/2034 (Callable 12/01/2030)	1,000,000	1,171,622
5.000%, 12/01/2035 (Callable 12/01/2030)	760,000	889,546
4.000%, 06/01/2036 (Pre-refunded to 06/01/2025)	290,000	306,350
4.000%, 06/01/2036 (Callable 06/01/2025)	710,000	740,845
4.000%, 12/01/2048 (Callable 06/01/2027)	840,000	868,033
City of Valdez AK,
5.000%, 06/30/2029 (Callable 06/30/2022)	1,225,000	1,236,847
Total Alaska (Cost $13,609,919)		13,216,507	0.9%

Arizona
Arizona State University:
5.000%, 07/01/2032 (Pre-refunded to 07/01/2022)	715,000	721,678
5.000%, 07/01/2043 (Callable 07/01/2029)	3,030,000	3,523,671
City of Tempe AZ:
5.000%, 07/01/2033 (Pre-refunded to 07/01/2028)	40,000	46,507
5.000%, 07/01/2034 (Pre-refunded to 07/01/2027)	165,000	188,340
5.000%, 07/01/2034 (Pre-refunded to 07/01/2028)	325,000	377,867
5.000%, 07/01/2035 (Pre-refunded to 07/01/2027)	185,000	211,170
5.000%, 07/01/2037 (Pre-refunded to 07/01/2028)	215,000	249,974
5.000%, 07/01/2038 (Pre-refunded to 07/01/2028)	350,000	406,934
City of Tucson AZ,
5.000%, 07/01/2028 (Callable 07/01/2025)	750,000	818,126
Maricopa County Unified School District No. 48:
4.000%, 07/01/2033 (Callable 07/01/2028)	500,000	546,009
3.000%, 07/01/2034 (Callable 07/01/2028)	1,350,000	1,367,586
Maricopa County Unified School District No. 69,
4.000%, 07/01/2039 (Callable 07/01/2029)	1,045,000	1,136,981
Salt River Project Agricultural Improvement & Power District,
5.000%, 01/01/2034 (Callable 01/01/2027)	3,555,000	3,988,825
Total Arizona (Cost $14,068,391)		13,583,668	1.0%

Arkansas
City of Little Rock AR,
5.000%, 10/01/2034 (Pre-refunded to 04/01/2025)	5,000,000	5,442,942
City of Pine Bluff AR,
3.000%, 02/01/2047 (Callable 08/01/2027)(Insured by BAM)	1,590,000	1,586,086
City of Rogers AR:
4.000%, 11/01/2025 (Callable 05/01/2024)	570,000	594,487
4.000%, 11/01/2027 (Callable 05/01/2024)	460,000	478,805
County of St. Francis AR,
1.250%, 08/01/2033 (Callable 08/01/2026)(Insured by BAM)	730,000	671,576
Jonesboro City Water & Light Plant:
4.000%, 06/01/2033 (Callable 12/01/2030)	500,000	552,656
4.000%, 06/01/2035 (Callable 12/01/2030)	1,360,000	1,497,271
University of Arkansas:
5.000%, 11/01/2035 (Pre-refunded to 11/01/2024)	665,000	715,496
4.000%, 04/01/2037 (Callable 04/01/2029)	160,000	173,366
4.000%, 04/01/2039 (Callable 04/01/2029)	245,000	264,757
Total Arkansas (Cost $12,037,167)		11,977,442	0.8%

California
Anaheim Housing & Public Improvements Authority:
5.000%, 10/01/2037 (Callable 10/01/2025)	750,000	816,380
5.000%, 10/01/2038 (Callable 10/01/2025)	1,000,000	1,086,755
Anaheim Public Financing Authority,
0.000%, 09/01/2036 (ETM)(Insured by AGM)	9,895,000	6,505,067
Antelope Valley Community College District,
0.000%, 08/01/2034 (Pre-refunded to 02/01/2025)	150,000	94,993
Brea Redevelopment Agency:
0.000%, 08/01/2033 (Callable 08/01/2027) (5)	1,500,000	1,575,834
0.000%, 08/01/2034 (Callable 08/01/2027) (5)	1,750,000	1,836,870
California Health Facilities Financing Authority,
4.000%, 08/15/2035 (Callable 08/15/2026)	2,000,000	2,127,689
Citrus Community College District,
0.000%, 08/01/2034 (Pre-refunded to 02/01/2024) (5)	885,000	897,453
City & County of San Francisco CA:
4.000%, 06/15/2037 (Callable 06/15/2029)	925,000	1,010,006
4.000%, 06/15/2038 (Callable 06/15/2029)	3,010,000	3,273,834
City of Pasadena CA,
4.250%, 06/01/2034 (Callable 06/01/2023)	500,000	513,433
City of Richmond CA,
0.000%, 08/01/2028 (ETM)(Insured by FGIC)	100,000	85,721
Contra Costa Transportation Authority,
5.000%, 03/01/2028 (Callable 03/01/2025)	1,570,000	1,704,144
County of Sacramento CA,
5.000%, 07/01/2024 (ETM)	125,000	133,121
Department of Veterans Affairs Veteran's Farm & Home Purchase Program,
4.000%, 12/01/2049 (Callable 06/01/2028)	1,415,000	1,466,296
El Rancho Unified School District,
0.000%, 08/01/2035 (Pre-refunded to 08/01/2023)(Insured by BAM)	300,000	142,287
Fontana Unified School District:
0.000%, 02/01/2033 (ETM)(Insured by AGM)	460,000	348,488
3.000%, 08/01/2041 (Callable 08/01/2028)(Insured by BAM)	3,000,000	2,796,033
Foothill-Eastern Transportation Corridor Agency:
0.000%, 01/01/2025 (ETM)	50,000	47,253
0.000%, 01/01/2028 (ETM)	3,150,000	2,765,118
0.000%, 01/01/2030 (ETM)	95,000	78,682
Fresno Unified School District,
0.000%, 08/01/2033 (Pre-refunded to 08/01/2026)	195,000	134,112
Gateway Unified School District,
0.000%, 03/01/2037 (ETM)(Insured by AGM)	75,000	47,114
Golden State Tobacco Securitization Corp.:
0.000%, 06/01/2026 (ETM)(Insured by AGM)	190,000	173,899
3.250%, 06/01/2034 (Pre-refunded to 06/01/2025)(Insured by ST AID)	160,000	166,071
Imperial Community College District,
7.000%, 08/01/2040 (Pre-refunded to 08/01/2030)(Insured by AGM) (5)	180,000	243,451
Kern Community College District,
0.000%, 08/01/2023	2,200,000	2,126,426
La Canada Unified School District:
4.000%, 08/01/2045 (Callable 08/01/2028)	850,000	903,330
4.000%, 08/01/2049 (Callable 08/01/2028)	1,000,000	1,058,706
Long Beach Community College District:
0.000%, 06/01/2032 (ETM)(Insured by AGM)	1,540,000	1,186,150
0.000%, 06/01/2033 (ETM)(Insured by AGM)	1,560,000	1,167,851
Los Alamitos Unified School District,
0.000%, 08/01/2042 (Callable 08/01/2029) (5)	170,000	181,397
Mizuho Floater/Residual Trust,
0.710%, 10/01/2036 (Callable 05/02/2022)(Optional Put Date 05/05/2022) (1)(3)	3,800,000	3,800,000
Moorpark Unified School District,
0.000%, 08/01/2036 (Callable 08/01/2032)(Insured by AGM) (5)	510,000	499,948
Moreno Valley Unified School District,
0.000%, 07/01/2029 (ETM)(Insured by AGM)	55,000	46,104
Morongo Unified School District,
0.000%, 08/01/2041 (Callable 08/01/2030) (5)	195,000	196,283
Mount Diablo Unified School District,
0.000%, 08/01/2030 (Callable 08/01/2025)(Insured by AGM) (5)	785,000	855,596
Mount San Antonio Community College District,
0.000%, 08/01/2028 (Callable 02/01/2028) (5)	550,000	610,808
Napa Valley Unified School District,
4.000%, 08/01/2035 (Callable 08/01/2026)	3,000,000	3,194,825
Pacheco Union Elementary School District,
0.000%, 02/01/2037 (ETM)(Insured by AGM)	300,000	191,796
Pajaro Valley Unified School District,
0.000%, 08/01/2027 (ETM)(Insured by AGM)	25,000	22,088
Palmdale Elementary School District,
0.000%, 08/01/2031 (ETM)(Insured by AGM)	30,000	23,432
Paramount Unified School District:
0.000%, 08/01/2043 (Pre-refunded to 08/01/2023)(Insured by BAM)	250,000	63,529
0.000%, 08/01/2045 (Callable 02/01/2033)(Insured by AGM) (5)	325,000	402,858
Peralta Community College District,
3.500%, 08/01/2032 (Callable 08/01/2025)	1,715,000	1,770,405
Perris Union High School District:
4.000%, 09/01/2032 (Callable 09/01/2029)	615,000	678,196
4.000%, 09/01/2034 (Callable 09/01/2029)	410,000	448,631
4.000%, 09/01/2035 (Callable 09/01/2029)	440,000	480,375
Placer County Redevelopment Agency Successor Agency,
5.000%, 08/01/2025	100,000	109,367
Pleasanton Unified School District,
3.000%, 08/01/2033 (Callable 08/01/2025)	2,000,000	2,015,446
Rio Hondo Community College District,
0.000%, 08/01/2042 (Callable 08/01/2034) (5)	6,810,000	8,444,542
Riverside County Redevelopment Successor Agency,
8.250%, 10/01/2031 (Pre-refunded to 10/01/2026) (5)	650,000	816,122
Roseville Joint Union High School District,
0.000%, 08/01/2034 (Callable 08/01/2026)	85,000	57,339
San Diego Unified School District:
6.000%, 07/01/2033 (Pre-refunded to 07/01/2024) (5)	350,000	381,339
0.000%, 07/01/2034 (Callable 07/01/2025)	2,000,000	1,287,878
4.000%, 07/01/2034 (Callable 07/01/2027)	1,000,000	1,076,157
0.000%, 07/01/2039 (Callable 07/01/2025)	75,000	38,393
4.000%, 07/01/2044 (Callable 07/01/2029)	2,460,000	2,630,749
San Joaquin Hills Transportation Corridor Agency:
0.000%, 01/01/2023 (ETM)	4,005,000	3,961,437
0.000%, 01/01/2027 (ETM)	1,380,000	1,241,090
0.000%, 01/01/2028 (ETM)	1,010,000	885,084
San Marcos Unified School District:
0.000%, 08/01/2030 (Pre-refunded to 02/01/2024)	150,000	106,695
0.000%, 08/01/2032 (Pre-refunded to 02/01/2024)	400,000	254,938
0.000%, 08/01/2036 (Pre-refunded to 02/01/2024)	55,000	27,829
0.000%, 08/01/2038 (Pre-refunded to 02/01/2024)	1,500,000	677,653
San Mateo Foster City School District,
0.000%, 08/01/2032 (Callable 08/01/2028) (5)	125,000	141,351
San Mateo Union High School District:
5.000%, 09/01/2041 (Callable 09/01/2023)	2,105,000	2,200,667
5.000%, 12/15/2043 (Pre-refunded to 12/15/2024)(Insured by AMBAC) (5)	1,635,000	1,760,601
Solano County Community College District,
0.000%, 08/01/2028 (Callable 08/01/2025) (5)	250,000	264,030
St. Helena Unified School District,
0.000%, 08/01/2028 (5)	130,000	134,837
State of California:
5.000%, 08/01/2031 (Callable 02/01/2025)	1,125,000	1,217,960
5.000%, 04/01/2042 (Callable 10/01/2027)	2,250,000	2,530,493
5.000%, 09/01/2042 (Callable 09/01/2022)	1,000,000	1,012,985
Sutter Union High School District:
0.000%, 08/01/2030 (Pre-refunded to 08/01/2025)	185,000	122,716
0.000%, 08/01/2036 (Pre-refunded to 08/01/2025)	75,000	32,169
0.000%, 08/01/2037 (Pre-refunded to 08/01/2025)	50,000	19,968
0.000%, 08/01/2041 (Pre-refunded to 08/01/2025)	50,000	14,955
0.000%, 08/01/2043 (Pre-refunded to 08/01/2025)	200,000	51,558
0.000%, 08/01/2044 (Pre-refunded to 08/01/2025)	1,065,000	254,736
0.000%, 06/01/2050 (Pre-refunded to 08/01/2025)	700,000	107,005
Victor Valley Union High School District:
0.000%, 08/01/2036 (Pre-refunded to 08/01/2023)(Insured by AGM)	510,000	246,718
0.000%, 08/01/2038 (Pre-refunded to 08/01/2023)(Insured by AGM)	460,000	196,294
0.000%, 08/01/2041 (Pre-refunded to 08/01/2023)	545,000	194,711
0.000%, 08/01/2042 (Pre-refunded to 08/01/2023)	2,000,000	672,013
0.000%, 08/01/2046 (Pre-refunded to 08/01/2023)	200,000	52,623
0.000%, 08/01/2052 (Pre-refunded to 08/01/2023)	790,000	142,760
Total California (Cost $87,647,265)		85,362,046	6.0%

Colorado
Boulder Valley School District No. Re-2,
5.000%, 12/01/2038 (Callable 06/01/2025)(Insured by ST AID)	1,225,000	1,321,918
Brush School District No. RE-2J:
5.000%, 12/01/2031 (Callable 12/01/2027)(Insured by BAM)	380,000	430,767
5.000%, 12/01/2032 (Callable 12/01/2027)(Insured by BAM)	395,000	447,102
5.000%, 12/01/2035 (Callable 12/01/2027)(Insured by BAM)	460,000	519,122
City of Aurora CO,
5.000%, 12/01/2029	2,400,000	2,846,168
City of Fort Lupton CO,
4.000%, 12/01/2042 (Callable 12/01/2027)(Insured by AGM)	850,000	900,906
Colorado Educational & Cultural Facilities Authority,
5.000%, 03/01/2040 (Callable 03/01/2027)	805,000	912,246
Colorado Health Facilities Authority:
0.000%, 07/15/2022 (ETM)	14,185,000	14,143,712
0.000%, 07/15/2024 (ETM)	1,710,000	1,634,146
5.000%, 05/15/2025 (Pre-refunded to 05/15/2023)	315,000	326,025
4.000%, 07/01/2039 (Pre-refunded to 11/09/2022)	100,000	101,552
5.250%, 01/01/2040 (Pre-refunded to 01/01/2023)	3,545,000	3,639,127
5.250%, 01/01/2045 (Pre-refunded to 01/01/2023)	335,000	343,895
5.000%, 06/01/2047 (Pre-refunded to 06/01/2027)	5,800,000	6,579,805
Dawson Ridge Metropolitan District No. 1,
0.000%, 10/01/2022 (ETM)	23,840,000	23,688,895
Mesa County Valley School District No. 51,
5.500%, 12/01/2037 (Callable 12/01/2027)(Insured by ST AID)	1,000,000	1,174,290
Regional Transportation District,
4.375%, 06/01/2039 (Callable 06/01/2023)	5,725,000	5,853,760
Total Colorado (Cost $64,865,728)		64,863,436	4.6%

Connecticut
City of Norwalk CT,
4.000%, 09/01/2031 (Callable 09/01/2029)	1,210,000	1,345,931
Connecticut Housing Finance Authority:
2.875%, 11/15/2030 (Callable 05/15/2025)	1,500,000	1,499,115
4.000%, 11/15/2045 (Callable 05/15/2028)	4,940,000	5,104,374
4.000%, 11/15/2047 (Callable 11/15/2026)	780,000	800,332
4.000%, 05/15/2049 (Callable 11/15/2028)	1,945,000	2,025,063
Connecticut State Health & Educational Facilities Authority,
5.250%, 03/01/2032 (ETM)(Insured by AGM)	100,000	119,371
State of Connecticut,
5.000%, 05/01/2026	1,300,000	1,443,435
State of Connecticut Clean Water Fund,
4.000%, 02/01/2037 (Callable 02/01/2029)	1,150,000	1,247,686
University of Connecticut,
5.000%, 01/15/2031 (Callable 01/15/2027)(Insured by AGM)	1,250,000	1,400,096
Total Connecticut (Cost $15,339,738)		14,985,403	1.1%

District of Columbia
District of Columbia:
5.000%, 04/01/2042 (Pre-refunded to 04/01/2027)	465,000	526,428
5.000%, 10/15/2044 (Callable 04/15/2029)	2,775,000	3,214,152
District of Columbia Housing Finance Agency,
1.450%, 02/01/2039 (Mandatory Tender Date 08/01/2022) (1)	1,915,000	1,916,214
Washington Metropolitan Area Transit Authority:
4.000%, 07/15/2040 (Callable 07/15/2030)	2,145,000	2,316,399
4.000%, 07/15/2046 (Callable 07/15/2031)	1,000,000	1,070,179
Total District of Columbia (Cost $9,452,441)		9,043,372	0.6%

Florida
City of Fort Myers FL,
4.000%, 12/01/2037 (Callable 12/01/2025)	480,000	504,650
City of Jacksonville FL:
0.480%, 08/01/2036 (Callable 04/01/2022)(Optional Put Date 04/07/2022) (1)	12,145,000	12,145,000
0.480%, 08/01/2036 (Callable 04/01/2022)(Optional Put Date 04/07/2022) (1)	5,000,000	5,000,000
City of Melbourne FL,
0.000%, 10/01/2026 (ETM)(Insured by FGIC)	40,000	36,131
City of Miami Beach FL,
6.250%, 10/01/2022 (ETM)(Insured by AMBAC)	285,000	291,862
City of Miramar FL:
5.000%, 10/01/2029 (Callable 10/01/2027)	1,025,000	1,178,267
5.000%, 10/01/2030 (Callable 10/01/2027)	1,000,000	1,146,734
5.000%, 10/01/2034 (Callable 10/01/2027)	1,000,000	1,138,952
5.000%, 10/01/2035 (Callable 10/01/2027)	1,030,000	1,171,411
City of Orlando FL,
5.000%, 11/01/2034 (Callable 11/01/2027)(Insured by AGM)	1,000,000	1,134,936
City of Tallahassee FL:
5.000%, 10/01/2033 (Callable 10/01/2024)	255,000	273,017
5.000%, 10/01/2035 (Callable 10/01/2024)	825,000	882,044
City of Tampa FL,
5.250%, 05/01/2043 (Callable 05/01/2028)	2,000,000	2,344,627
County of Miami-Dade FL:
5.250%, 10/01/2022 (Insured by AGM)	50,000	50,988
0.000%, 10/01/2026 (ETM)(Insured by NATL)	50,000	45,164
0.000%, 10/01/2027 (ETM)(Insured by NATL)	240,000	210,842
5.250%, 10/01/2030 (ETM)(Insured by NATL)	2,770,000	3,346,240
County of Palm Beach FL:
4.000%, 12/01/2036 (Callable 12/01/2030)	2,000,000	2,241,073
4.000%, 12/01/2037 (Callable 12/01/2030)	2,000,000	2,230,288
Florida Housing Finance Corp.:
1.940%, 08/01/2036 (Insured by FNMA)	5,000,000	4,404,649
4.200%, 01/01/2045 (Callable 01/01/2028)(Insured by GNMA)	3,210,000	3,285,859
3.500%, 07/01/2051 (Callable 07/01/2029)(Insured by GNMA)	945,000	965,763
Florida Municipal Loan Council,
4.000%, 10/01/2033 (Callable 10/01/2031)	415,000	460,360
Highlands County Health Facilities Authority,
0.490%, 11/15/2035 (Callable 04/01/2022)(Optional Put Date 04/07/2022) (1)	15,000,000	15,000,000
Jacksonville Electric Authority:
5.000%, 10/01/2023 (Pre-refunded to 04/01/2023)	690,000	712,795
5.000%, 10/01/2028 (Pre-refunded to 04/01/2024)	755,000	799,337
Lee County School Board,
5.000%, 08/01/2032 (Callable 08/01/2026)	1,675,000	1,842,765
Mid-Bay Bridge Authority:
6.875%, 10/01/2022 (ETM)	1,100,000	1,129,678
6.875%, 10/01/2022 (ETM)(Insured by AMBAC)	755,000	775,104
Orange County School Board,
5.000%, 08/01/2034 (Callable 08/01/2026)	320,000	354,820
Osceola County Expressway Authority:
0.000%, 10/01/2028 (ETM) (5)	95,000	101,914
0.000%, 10/01/2031 (ETM) (5)	55,000	64,201
Reedy Creek Improvement District,
5.000%, 10/01/2031 (Callable 10/01/2028)	310,000	358,160
School District of Broward County,
5.000%, 07/01/2024 (Pre-refunded to 07/01/2022)	940,000	949,127
Seminole County School Board,
5.000%, 07/01/2035 (Callable 07/01/2026)	145,000	160,020
Tohopekaliga Water Authority,
3.000%, 10/01/2030 (Callable 10/01/2026)	500,000	513,203
Total Florida (Cost $68,443,436)		67,249,981	4.8%

Georgia
Atlanta Development Authority:
5.000%, 09/01/2023 (ETM)	2,450,000	2,556,799
5.000%, 09/01/2024 (Pre-refunded to 09/01/2023)	910,000	949,668
5.000%, 09/01/2032 (Pre-refunded to 09/01/2023)	1,315,000	1,372,323
City of Decatur GA,
3.000%, 08/01/2038 (Callable 08/01/2025)(Insured by ST AID)	500,000	491,500
Development Authority of Rockdale County:
5.000%, 07/01/2022	415,000	418,713
5.000%, 07/01/2023	220,000	228,201
Forsyth County Hospital Authority,
6.375%, 10/01/2028 (ETM)	6,600,000	7,623,714
Georgia Housing & Finance Authority,
3.500%, 12/01/2046 (Callable 12/01/2025)	425,000	432,189
Main Street Natural Gas, Inc.,
1.135%, 08/01/2048 (1 Month LIBOR USD + 0.830%)(Callable 09/01/2023)(Mandatory Tender Date 12/01/2023) (2)	1,400,000	1,397,460
Pulaski County School District,
4.000%, 10/01/2038 (Callable 10/01/2030)(Insured by ST AID)	755,000	824,027
Total Georgia (Cost $16,232,945)		16,294,594	1.2%

Idaho
Ada & Boise Counties Independent School District,
5.000%, 08/01/2032 (Callable 02/01/2027)	500,000	561,932
Total Idaho (Cost $575,795)		561,932	0.0%

Illinois
Boone & Winnebago Counties Community Unit School District No. 200,
0.000%, 01/01/2024 (ETM)(Insured by AGM)	720,000	687,207
City of Chicago IL,
5.000%, 01/01/2034 (Pre-refunded to 01/01/2025)	2,170,000	2,338,443
Cook County Forest Preserve District,
5.000%, 12/15/2037 (Callable 06/15/2022)	1,070,000	1,077,458
Cook County School District No. 130,
5.000%, 12/01/2026 (Callable 12/01/2025)(Insured by AGM)	1,140,000	1,262,553
Cook County School District No. 144,
4.500%, 12/01/2025 (ETM)(Insured by AGM)	5,000	5,178
Cook County School District No. 159:
0.000%, 12/01/2022 (ETM)(Insured by FGIC)	2,000,000	1,980,684
0.000%, 12/01/2025 (ETM)(Insured by AGM)	230,000	211,840
0.000%, 12/01/2025 (ETM)(Insured by FGIC)	400,000	369,085
0.000%, 12/01/2028 (ETM)(Insured by FGIC)	345,000	293,573
Cook County School District No. 163:
6.000%, 12/15/2026 (Insured by BAM)	1,165,000	1,358,780
5.000%, 12/15/2028 (Insured by BAM)	1,305,000	1,510,981
Cook Kane Lake & McHenry Counties Community College District No. 512,
3.000%, 12/15/2032 (Callable 12/15/2028)	4,860,000	4,993,501
County of Cook IL:
5.000%, 11/15/2033 (Callable 11/15/2027)	3,000,000	3,422,090
5.000%, 11/15/2034 (Callable 11/15/2027)	4,325,000	4,931,067
Exceptional Children Have Opportunities:
5.000%, 12/01/2027	340,000	384,273
5.000%, 12/01/2027	270,000	305,158
5.000%, 12/01/2028	585,000	668,426
5.000%, 12/01/2029	615,000	716,201
5.000%, 12/01/2030 (Callable 12/01/2029)	645,000	767,897
5.000%, 12/01/2031 (Callable 12/01/2029)	675,000	804,119
4.000%, 12/01/2032 (Callable 12/01/2029)	210,000	224,122
4.000%, 12/01/2033 (Callable 12/01/2029)	740,000	787,632
Illinois Development Finance Authority:
0.000%, 07/15/2023 (ETM)	27,875,000	27,210,017
0.000%, 07/15/2025 (ETM)	51,860,000	48,226,631
2.450%, 11/15/2039 (Mandatory Tender Date 03/03/2026) (1)	2,230,000	2,225,030
Illinois Finance Authority:
5.000%, 07/01/2031 (Callable 01/01/2026)	1,200,000	1,319,839
4.000%, 01/15/2033 (Callable 01/15/2028)	2,205,000	2,393,926
5.000%, 07/01/2033 (Callable 01/01/2027)	730,000	817,339
5.000%, 08/01/2033 (Pre-refunded to 08/01/2024)	700,000	746,716
4.000%, 01/01/2034 (Callable 01/01/2026)	1,030,000	1,091,880
4.000%, 07/01/2035 (Callable 01/01/2026)	1,000,000	1,058,603
5.000%, 02/15/2036 (Callable 02/15/2027)	215,000	240,235
4.000%, 12/01/2036 (Callable 12/01/2028)	1,000,000	1,096,226
4.000%, 12/01/2037 (Callable 12/01/2028)	3,080,000	3,370,850
4.000%, 05/01/2044 (Callable 05/01/2025)	135,000	142,430
Illinois Housing Development Authority:
2.550%, 04/01/2025 (Insured by GNMA)	590,000	589,066
3.100%, 02/01/2035 (Callable 02/01/2026)	975,000	975,917
3.500%, 08/01/2046 (Callable 02/01/2026)	420,000	427,648
4.000%, 08/01/2048 (Callable 08/01/2027)(Insured by GNMA)	560,000	578,503
4.250%, 10/01/2049 (Callable 04/01/2028)(Insured by GNMA)	7,820,000	8,143,487
Kane County Community Unit School District No. 304:
9.000%, 01/01/2023 (ETM)(Insured by AGM)	805,000	848,958
9.000%, 01/01/2023 (Insured by AGM)	2,720,000	2,872,728
Kane McHenry Cook & De Kalb Counties Unit School District No. 300,
5.000%, 01/01/2032 (Callable 01/01/2027)	2,085,000	2,338,440
Knox & Warren Counties Community Unit School District No. 205:
4.000%, 12/01/2034 (Callable 12/01/2027)(Insured by BAM)	425,000	458,525
4.000%, 12/01/2039 (Callable 12/01/2027)(Insured by BAM)	1,305,000	1,362,313
Lake County Township High School District No. 113,
5.000%, 01/01/2034 (Pre-refunded to 01/01/2023)	3,675,000	3,772,195
McHenry County Community Consolidated School District No. 47,
4.000%, 02/01/2032 (Callable 02/01/2028)	850,000	927,437
Metropolitan Pier & Exposition Authority,
5.500%, 12/15/2023 (ETM)(Insured by FGIC)	895,000	922,296
Metropolitan Water Reclamation District of Greater Chicago,
5.000%, 12/01/2034 (Callable 12/01/2026)	295,000	330,459
Regional Transportation Authority:
6.000%, 07/01/2022 (Insured by NATL)	3,705,000	3,748,967
6.000%, 07/01/2027 (Insured by AGM)	1,000,000	1,188,064
Southwestern Illinois Development Authority,
7.625%, 11/01/2048 (Pre-refunded to 11/01/2023)	6,185,000	6,732,433
State of Illinois:
6.500%, 06/15/2022	40,000	40,381
4.000%, 06/15/2038 (Callable 06/15/2028)(Insured by BAM)	1,850,000	1,965,299
Village of Carpentersville IL,
4.000%, 12/30/2030 (Callable 12/30/2028)(Insured by BAM)	1,920,000	2,127,903
Village of Schaumburg IL,
4.000%, 12/01/2024 (Callable 12/01/2022)	5,750,000	5,846,030
Will County Community High School District No. 210:
0.000%, 01/01/2024 (ETM)(Insured by AGM)	1,355,000	1,306,710
0.000%, 01/01/2025 (ETM)(Insured by AGM)	220,000	207,069
Will County Community Unit School District No. 201-U,
0.000%, 11/01/2024 (ETM)(Insured by NATL)	905,000	854,746
Will County Elementary School District No. 122,
0.000%, 10/01/2027 (ETM)(Insured by AGM)	470,000	414,021
Total Illinois (Cost $167,063,147)		168,019,585	11.9%

Indiana
Carmel Redevelopment Authority,
4.000%, 08/01/2033 (Pre-refunded to 08/01/2022)	1,000,000	1,009,627
Columbus Multi-High School Building Corp.:
5.000%, 01/15/2026 (Insured by ST AID)	1,125,000	1,240,992
5.000%, 01/15/2027 (Insured by ST AID)	1,265,000	1,424,114
5.000%, 07/15/2028 (Insured by ST AID)	1,000,000	1,155,222
Fishers Redevelopment Authority:
4.000%, 07/15/2027	200,000	216,439
4.000%, 01/15/2028	330,000	358,779
4.000%, 07/15/2028	335,000	365,894
4.000%, 07/15/2029 (Callable 01/15/2029)	540,000	592,565
4.000%, 07/15/2030 (Callable 01/15/2029)	725,000	793,045
Fort Wayne Redevelopment Authority,
5.000%, 02/01/2025 (Callable 02/01/2024)(Insured by ST AID)	335,000	352,792
Indiana Finance Authority,
5.000%, 10/01/2044 (Callable 10/01/2029)	3,280,000	3,803,347
Indiana Health & Educational Facilities Financing Authority,
4.000%, 11/15/2046 (Callable 11/15/2026)	1,780,000	1,844,250
Indiana Health Facility Financing Authority,
2.000%, 11/15/2036 (Pre-refunded to 02/01/2023) (1)	110,000	110,227
Indianapolis Local Public Improvement Bond Bank:
5.000%, 01/01/2033 (Pre-refunded to 01/01/2025)	1,780,000	1,923,120
5.000%, 01/01/2040 (Pre-refunded to 01/01/2029)	2,200,000	2,587,904
Kankakee Valley Middle School Building Corp.:
5.000%, 01/15/2029 (Insured by ST AID)	475,000	552,620
5.000%, 07/15/2029 (Insured by ST AID)	1,180,000	1,383,479
Kokomo-Center School Building Corp.,
5.000%, 01/15/2037 (Callable 07/15/2027)(Insured by ST AID)	500,000	561,041
Northern Wells Multi-School Building Corp.,
4.000%, 07/15/2035 (Callable 07/15/2027)(Insured by ST AID)	160,000	170,933
Purdue University:
5.000%, 07/01/2034 (Callable 07/01/2031)	1,900,000	2,321,154
5.000%, 07/01/2035 (Callable 07/01/2031)	2,000,000	2,440,428
Total Indiana (Cost $26,121,376)		25,207,972	1.8%

Iowa
County of Washington IA,
4.000%, 06/01/2030 (Callable 06/01/2026)	1,015,000	1,089,668
Iowa Finance Authority:
5.000%, 08/01/2028 (Pre-refunded to 08/01/2026)	3,625,000	4,075,061
5.000%, 08/01/2035 (Callable 08/01/2025)	950,000	1,038,987
5.000%, 08/01/2042 (Callable 08/01/2027)	500,000	564,623
4.000%, 07/01/2047 (Callable 07/01/2027)(Insured by GNMA)	460,000	473,976
4.000%, 07/01/2047 (Callable 07/01/2028)(Insured by GNMA)	990,000	1,031,694
3.250%, 07/01/2050 (Callable 07/01/2029)(Insured by GNMA)	1,605,000	1,626,937
University of Iowa,
4.000%, 07/01/2033 (Callable 07/01/2027)	655,000	706,542
Total Iowa (Cost $10,933,716)		10,607,488	0.8%

Kansas
Crawford County Unified School District No. 250,
5.000%, 09/01/2035 (Callable 09/01/2027)(Insured by BAM)	445,000	504,893
Johnson County Unified School District No. 512,
4.000%, 10/01/2035 (Pre-refunded to 10/01/2025)	300,000	320,084
Kansas Development Finance Authority,
5.000%, 11/15/2032 (Callable 05/15/2022)	1,955,000	1,963,868
Shawnee County Unified School District No. 501,
2.000%, 08/01/2044 (Callable 08/01/2026)	85,000	84,722
Total Kansas (Cost $2,885,621)		2,873,567	0.2%

Kentucky
Kentucky Bond Development Corp.,
3.000%, 05/01/2034 (Callable 05/01/2026)	695,000	706,805
Louisville & Jefferson County Metropolitan Government,
5.000%, 12/01/2035 (Callable 06/01/2022)	1,320,000	1,328,444
Total Kentucky (Cost $2,068,471)		2,035,249	0.1%

Louisiana
Caddo Parish Commission,
5.000%, 02/01/2028 (Callable 02/01/2025)	530,000	573,946
Jefferson Sales Tax District,
4.000%, 12/01/2032 (Callable 12/01/2029)(Insured by AGM)	1,300,000	1,413,386
Louisiana Public Facilities Authority:
5.500%, 05/15/2027 (Pre-refunded to 05/15/2026)	26,700,000	29,577,464
5.500%, 05/15/2032 (Pre-refunded to 05/15/2026)	22,190,000	25,123,079
State of Louisiana,
5.000%, 05/01/2027 (Pre-refunded to 05/01/2022)	1,420,000	1,424,429
Webster Parish School District No. 6:
5.000%, 03/01/2025 (Insured by AGM)	425,000	457,561
5.000%, 03/01/2026 (Insured by AGM)	635,000	697,485
5.000%, 03/01/2027 (Insured by AGM)	620,000	693,342
5.000%, 03/01/2028 (Insured by AGM)	755,000	856,463
4.000%, 03/01/2030 (Callable 03/01/2029)(Insured by AGM)	665,000	721,388
4.000%, 03/01/2031 (Callable 03/01/2029)(Insured by AGM)	840,000	905,841
Total Louisiana (Cost $61,327,108)		62,444,384	4.4%

Maryland
City of Baltimore MD:
5.000%, 07/01/2024 (ETM)(Insured by FGIC)	1,050,000	1,092,124
5.000%, 07/01/2028 (ETM)(Insured by FGIC)	265,000	289,025
County of Howard MD,
3.125%, 02/15/2035 (Callable 02/15/2028)	250,000	255,295
Maryland Community Development Administration,
0.625%, 07/01/2022 (Callable 05/02/2022)(Insured by FHA)	500,000	499,316
Maryland Health & Higher Educational Facilities Authority:
5.250%, 07/01/2026 (Pre-refunded to 07/01/2024)	285,000	305,330
5.000%, 07/01/2027 (ETM)(Insured by AMBAC)	1,590,000	1,720,024
State of Maryland:
4.000%, 06/01/2030 (Callable 06/01/2024)	5,790,000	6,034,434
4.000%, 08/01/2030 (Callable 08/01/2027)	2,130,000	2,319,506
5.000%, 08/01/2031 (Callable 08/01/2028)	9,835,000	11,441,408
Total Maryland (Cost $23,705,249)		23,956,462	1.7%

Massachusetts
Massachusetts Department of Transportation,
5.125%, 01/01/2023 (ETM)(Insured by FGIC)	330,000	339,064
Massachusetts Development Finance Agency:
5.000%, 07/15/2033 (Callable 07/15/2026)	1,135,000	1,265,734
6.500%, 11/15/2043 (Pre-refunded to 11/15/2023) (3)	240,000	257,407
Massachusetts Housing Finance Agency:
0.875%, 12/01/2023 (Callable 06/01/2022)(Insured by FHA)	1,000,000	982,774
4.000%, 12/01/2044 (Callable 06/01/2025)	450,000	459,789
4.000%, 12/01/2048 (Callable 06/01/2027)(Insured by GNMA)	945,000	973,343
4.000%, 06/01/2049 (Callable 12/01/2028)	485,000	500,273
Massachusetts State College Building Authority:
0.000%, 05/01/2027 (ETM)(Insured by NATL)	390,000	345,713
0.000%, 05/01/2028 (ETM)(Insured by NATL)	5,790,000	4,991,670
Total Massachusetts (Cost $10,603,543)		10,115,767	0.7%

Michigan
Algonac Community Schools:
4.000%, 05/01/2028 (Callable 05/01/2027)(Insured by Q-SBLF)	175,000	189,109
4.000%, 05/01/2029 (Callable 05/01/2027)(Insured by Q-SBLF)	370,000	399,005
4.000%, 05/01/2030 (Callable 05/01/2027)(Insured by Q-SBLF)	470,000	504,396
Chippewa Hills School District,
4.000%, 05/01/2033 (Callable 05/01/2025)(Insured by Q-SBLF)	300,000	313,234
Clarkston Community Schools:
5.000%, 05/01/2032 (Pre-refunded to 05/01/2026)(Insured by Q-SBLF)	445,000	496,494
5.000%, 05/01/2037 (Pre-refunded to 05/01/2026)(Insured by Q-SBLF)	100,000	111,572
Ecorse Public School District,
5.000%, 05/01/2027 (Insured by Q-SBLF)	515,000	587,350
Fraser Public School District,
5.000%, 05/01/2024 (Insured by Q-SBLF)	1,000,000	1,062,582
Great Lakes Water Authority,
5.000%, 07/01/2046 (Callable 07/01/2026)	100,000	109,681
Michigan Finance Authority,
5.000%, 06/01/2027 (Pre-refunded to 06/01/2022)	1,315,000	1,323,412
Michigan State Housing Development Authority:
2.700%, 12/01/2034 (Callable 12/01/2028)	4,700,000	4,491,083
4.250%, 12/01/2049 (Callable 06/01/2028)	3,510,000	3,648,279
Pinckney Community Schools:
5.000%, 05/01/2022 (Insured by Q-SBLF)	1,935,000	1,940,916
5.000%, 05/01/2023 (Insured by Q-SBLF)	2,200,000	2,277,699
State of Michigan,
0.000%, 06/01/2022 (ETM)(Insured by AMBAC)	2,085,000	2,081,481
Utica Community Schools,
5.000%, 05/01/2034 (Callable 05/01/2029)(Insured by Q-SBLF)	305,000	356,786
Warren Consolidated Schools:
5.000%, 05/01/2033 (Callable 05/01/2026)(Insured by Q-SBLF)	2,595,000	2,882,390
5.000%, 05/01/2033 (Callable 05/01/2026)(Insured by Q-SBLF)	4,660,000	5,176,084
5.000%, 05/01/2035 (Callable 05/01/2026)(Insured by Q-SBLF)	950,000	1,052,468
Total Michigan (Cost $28,956,642)		29,004,021	2.1%

Minnesota
Brainerd Independent School District No. 181,
4.000%, 02/01/2026 (Insured by SD CRED PROG)	660,000	709,959
County of Hennepin MN:
4.000%, 12/01/2025 (Callable 12/01/2022)	3,000,000	3,048,709
5.000%, 12/01/2041 (Callable 12/01/2026)	1,000,000	1,121,604
County of Rice MN,
5.000%, 08/01/2022 (ETM) (3)	3,300,000	3,342,439
Maple River Independent School District No. 2135,
4.000%, 02/01/2039 (Callable 02/01/2030)(Insured by SD CRED PROG)	2,095,000	2,297,448
Minneapolis-Saint Paul Metropolitan Airports Commission,
5.000%, 01/01/2032 (Callable 01/01/2027)	505,000	559,512
Minnesota Housing Finance Agency:
4.000%, 07/01/2047 (Callable 01/01/2027)(Insured by GNMA)	230,000	236,094
4.250%, 07/01/2049 (Callable 07/01/2028)(Insured by GNMA)	1,000,000	1,041,594
Pipestone-Jasper Independent School District No. 2689,
4.000%, 02/01/2032 (Callable 02/01/2029)(Insured by SD CRED PROG)	580,000	635,462
Total Minnesota (Cost $13,193,806)		12,992,821	0.9%

Mississippi
Mississippi Development Bank:
5.000%, 03/01/2029 (Callable 03/01/2027)	825,000	935,077
5.250%, 03/01/2035 (Callable 03/01/2028)	495,000	560,551
Oxford School District,
4.000%, 05/01/2027	500,000	545,014
State of Mississippi:
5.000%, 10/15/2033 (Callable 10/15/2028)	2,555,000	2,939,581
5.000%, 10/15/2035 (Callable 10/15/2028)	1,000,000	1,147,166
West Rankin Utility Authority:
5.000%, 01/01/2038 (Pre-refunded to 01/01/2025)(Insured by AGM)	550,000	593,457
5.000%, 01/01/2043 (Pre-refunded to 01/01/2028)(Insured by AGM)	5,500,000	6,338,184
Total Mississippi (Cost $13,637,441)		13,059,030	0.9%

Missouri
County of Clay MO,
4.000%, 05/01/2038 (Pre-refunded to 05/01/2028)	485,000	531,862
Independence School District,
5.500%, 03/01/2035 (Callable 03/01/2027)(Insured by ST AID)	990,000	1,140,277
Jackson County School District No. R-IV,
5.500%, 03/01/2037 (Callable 03/01/2029)(Insured by ST AID)	1,040,000	1,258,698
Metropolitan St. Louis Sewer District,
5.000%, 05/01/2036 (Callable 05/01/2025)	1,275,000	1,384,501
Missouri Housing Development Commission:
1.950%, 05/01/2025 (Insured by GNMA)	55,000	54,141
3.950%, 11/01/2040 (Callable 05/01/2025)(Insured by GNMA)	470,000	471,085
Moberly School District No. 81:
4.000%, 03/01/2030 (Callable 03/01/2027)(Insured by ST AID)	315,000	340,804
3.000%, 03/01/2037 (Callable 09/01/2028)(Insured by ST AID)	1,700,000	1,718,631
3.000%, 03/01/2038 (Callable 09/01/2028)(Insured by ST AID)	1,800,000	1,817,410
Normandy Schools Collaborative:
3.000%, 03/01/2038 (Callable 03/01/2028)(Insured by ST AID)	1,950,000	1,974,939
3.000%, 03/01/2039 (Callable 03/01/2028)(Insured by ST AID)	2,000,000	2,015,590
St. Louis County School District,
4.000%, 03/01/2031 (Callable 03/01/2025)	1,480,000	1,559,233
St. Louis County Special School District:
4.000%, 04/01/2031 (Callable 04/01/2029)	180,000	195,893
4.000%, 04/01/2032 (Callable 04/01/2029)	185,000	200,694
4.000%, 04/01/2033 (Callable 04/01/2029)	200,000	216,351
4.000%, 04/01/2034 (Callable 04/01/2029)	430,000	464,354
Total Missouri (Cost $15,852,696)		15,344,463	1.1%

Montana
Flathead County School District No. 44,
4.000%, 07/01/2036 (Callable 07/01/2028)	210,000	224,335
Montana Board of Housing:
3.000%, 12/01/2045 (Callable 06/01/2029)	660,000	654,835
3.050%, 06/01/2050 (Callable 06/01/2029)	330,000	327,770
Montana Facility Finance Authority:
5.000%, 07/01/2028 (Callable 07/01/2027)	430,000	485,813
5.000%, 07/01/2029 (Callable 07/01/2027)	535,000	601,352
Total Montana (Cost $2,333,111)		2,294,105	0.2%

Nebraska
Nebraska Educational Health Cultural & Social Services Finance Authority:
4.000%, 01/01/2033 (Callable 01/01/2026)	400,000	426,471
4.000%, 01/01/2034 (Callable 01/01/2026)	2,000,000	2,133,824
4.000%, 01/01/2035 (Callable 01/01/2026)	1,000,000	1,067,025
Nebraska Investment Finance Authority,
3.500%, 09/01/2050 (Callable 03/01/2029)(Insured by GNMA)	1,755,000	1,794,345
Omaha School District,
4.000%, 12/15/2033 (Callable 12/15/2028)	1,125,000	1,238,543
University of Nebraska:
3.000%, 07/01/2028 (Pre-refunded to 07/01/2026)	30,000	31,195
3.000%, 05/15/2035 (Pre-refunded to 05/15/2026)	20,000	20,780
3.000%, 07/01/2039 (Pre-refunded to 07/01/2026)	15,000	15,598
Village of Boys Town NE,
3.000%, 09/01/2028	250,000	257,575
Total Nebraska (Cost $7,159,190)		6,985,356	0.5%

Nevada
Clark County Water Reclamation District,
4.000%, 07/01/2033 (Callable 07/01/2025)	1,000,000	1,053,218
County of Clark NV:
5.000%, 07/01/2033 (Callable 07/01/2024)	1,925,000	2,040,919
5.000%, 07/01/2035 (Callable 07/01/2025)	430,000	465,401
County of Washoe NV,
5.000%, 02/01/2033 (Callable 02/01/2029)	965,000	1,122,437
Nevada Housing Division,
2.250%, 04/01/2025 (Mandatory Tender Date 04/01/2023) (1)	2,000,000	2,004,141
Total Nevada (Cost $6,810,933)		6,686,116	0.5%

New Hampshire
New Hampshire Business Finance Authority,
3.000%, 08/15/2051 (Callable 08/15/2031)(Insured by AGM)	1,475,000	1,324,147
New Hampshire Health and Education Facilities Authority,
0.460%, 10/01/2030 (Callable 04/01/2022)(Optional Put Date 04/07/2022) (1)	1,000,000	1,000,000
Total New Hampshire (Cost $2,537,478)		2,324,147	0.2%

New Jersey
New Jersey Building Authority,
5.000%, 06/15/2024 (ETM)	1,410,000	1,501,259
New Jersey Economic Development Authority:
0.000%, 07/01/2025 (ETM)(Insured by NATL)	80,000	74,292
5.250%, 07/01/2025 (Insured by BHAC)	1,285,000	1,402,729
New Jersey Health Care Facilities Financing Authority:
0.000%, 07/01/2023 (ETM)(Insured by NATL)	10,000	9,778
3.750%, 07/01/2027 (ETM)	205,000	214,843
New Jersey Housing & Mortgage Finance Agency:
0.750%, 05/01/2023 (Mandatory Tender Date 06/01/2022) (1)	5,800,000	5,796,142
4.500%, 10/01/2048 (Callable 10/01/2027)	1,080,000	1,135,057
2.450%, 10/01/2050 (Callable 04/01/2029)	580,000	536,816
New Jersey Transportation Trust Fund Authority:
0.000%, 12/15/2026 (Insured by BHAC)	1,410,000	1,253,647
0.000%, 12/15/2030 (Insured by BHAC)	960,000	747,574
Total New Jersey (Cost $12,819,635)		12,672,137	0.9%

New Mexico
Jal Public School District No. 19,
2.750%, 10/01/2027 (Pre-refunded to 10/01/2023)(Insured by ST AID)	600,000	607,191
New Mexico Finance Authority,
4.000%, 06/01/2029 (Callable 06/01/2026)	2,615,000	2,798,767
New Mexico Mortgage Finance Authority:
3.500%, 07/01/2033 (Callable 01/01/2028)(Insured by GNMA)	820,000	837,837
3.950%, 09/01/2040 (Callable 09/01/2024)(Insured by GNMA)	835,000	847,316
New Mexico Mortgage Financial Authority,
3.550%, 09/01/2037 (Callable 03/01/2027)(Insured by GNMA)	785,000	797,670
Ruidoso Municipal School District No. 3,
4.000%, 08/01/2032 (Callable 08/01/2026)(Insured by ST AID)	115,000	123,981
Total New Mexico (Cost $6,009,831)		6,012,762	0.4%

New York
City of New York NY:
5.000%, 08/01/2022	5,000,000	5,065,460
0.650%, 04/01/2042 (Callable 04/01/2022)(Optional Put Date 04/07/2022) (1)	4,000,000	4,000,000
0.650%, 04/01/2042 (Optional Put Date 04/01/2022) (1)	2,175,000	2,175,000
Metropolitan Transportation Authority,
5.000%, 11/15/2028 (Pre-refunded to 11/15/2023)	210,000	220,834
New York City Housing Development Corp.,
0.700%, 11/01/2060 (Callable 07/01/2023)(Mandatory Tender Date 07/01/2025) (1)	2,150,000	2,016,964
New York City Transitional Finance Authority:
5.000%, 08/01/2029 (Callable 08/01/2026)	1,550,000	1,718,661
5.000%, 08/01/2030 (Callable 08/01/2024)	2,500,000	2,663,903
5.000%, 08/01/2033 (Callable 08/01/2026)	2,835,000	3,132,416
5.000%, 05/01/2035 (Callable 05/01/2028)	4,000,000	4,552,016
5.000%, 05/01/2042 (Callable 05/01/2027)	500,000	553,456
4.000%, 05/01/2043 (Callable 05/01/2029)	2,500,000	2,596,190
New York City Water & Sewer System:
5.000%, 06/15/2032 (Callable 12/15/2025)	6,500,000	7,139,669
5.000%, 06/15/2035 (Callable 12/15/2025)	500,000	548,459
4.000%, 06/15/2040 (Callable 12/15/2029)	500,000	532,111
5.000%, 06/15/2040 (Callable 12/15/2027)	2,000,000	2,269,673
5.000%, 06/15/2040 (Callable 12/15/2027)	1,850,000	2,099,448
5.000%, 06/15/2040 (Callable 06/15/2028)	4,000,000	4,524,834
New York State Dormitory Authority:
0.000%, 07/01/2028 (ETM)(Insured by NATL)	15,000	13,056
0.000%, 07/01/2029 (ETM)(Insured by NATL)	50,000	42,244
5.000%, 03/15/2030 (Callable 03/15/2024)	3,735,000	3,955,108
5.000%, 03/15/2033 (Callable 03/15/2025)	5,050,000	5,458,072
5.000%, 03/15/2037 (Callable 09/15/2025)	155,000	168,879
5.250%, 03/15/2039 (Callable 09/15/2028)	3,750,000	4,337,430
5.000%, 03/15/2041 (Callable 03/15/2029)	2,000,000	2,253,672
5.000%, 02/15/2044 (Callable 02/15/2025)	1,500,000	1,602,547
5.000%, 03/15/2048 (Callable 09/15/2028)	4,550,000	5,112,561
New York State Environmental Facilities Corp.,
5.500%, 10/15/2030 (ETM)	390,000	482,953
New York State Housing Finance Agency,
1.600%, 11/01/2024 (Callable 04/21/2022)	5,895,000	5,793,671
New York State Urban Development Corp.:
5.000%, 03/15/2032 (Callable 03/15/2024)	6,000,000	6,337,030
5.000%, 03/15/2033 (Callable 03/15/2023)	280,000	288,164
State of New York Mortgage Agency,
4.000%, 10/01/2049 (Callable 04/01/2028)	3,620,000	3,734,828
Total New York (Cost $87,068,851)		85,389,309	6.0%

North Carolina
City of Charlotte NC,
5.000%, 07/01/2031 (Callable 07/01/2028)	2,630,000	3,062,926
Inlivian,
2.550%, 05/01/2037 (Insured by FNMA)	4,872,521	4,542,204
North Carolina Housing Finance Agency:
4.000%, 01/01/2050 (Callable 07/01/2028)(Insured by GNMA)	925,000	956,306
4.000%, 07/01/2050 (Callable 07/01/2029)	1,590,000	1,648,903
Total North Carolina (Cost $10,750,790)		10,210,339	0.7%

North Dakota
County of Burleigh ND,
4.000%, 11/01/2029 (Pre-refunded to 11/01/2022)(Insured by AGM)	425,000	431,600
North Dakota Housing Finance Agency:
3.550%, 07/01/2033 (Callable 01/01/2028)	1,515,000	1,542,427
3.450%, 07/01/2037 (Callable 07/01/2026)(Insured by FHA)	1,405,000	1,409,197
3.500%, 07/01/2046 (Callable 01/01/2026)	710,000	722,632
4.000%, 01/01/2050 (Callable 07/01/2028)	1,065,000	1,109,612
North Dakota Public Finance Authority,
5.000%, 10/01/2032 (Callable 10/01/2028)	2,640,000	3,070,086
Total North Dakota (Cost $8,506,156)		8,285,554	0.6%

Ohio
City of Cleveland OH:
5.000%, 12/01/2029 (Pre-refunded to 12/01/2022)	850,000	870,537
5.000%, 12/01/2029 (Callable 12/01/2022)	10,000	10,212
City of Delaware OH,
4.000%, 12/01/2033 (Callable 12/01/2024)	200,000	209,843
City of Oxford OH,
4.000%, 12/01/2033 (Callable 12/01/2026)	40,000	42,803
County of Franklin OH,
5.000%, 06/01/2048 (Callable 06/01/2028)	515,000	589,173
County of Montgomery OH:
5.250%, 05/01/2029 (Pre-refunded to 11/12/2023)	1,060,000	1,114,352
5.250%, 05/01/2029 (Pre-refunded to 11/13/2023)	1,600,000	1,678,410
Greater Cleveland Regional Transit Authority,
5.000%, 12/01/2038 (Pre-refunded to 06/01/2029)	325,000	386,221
Lucas-Plaza Housing Development Corp.,
0.000%, 06/01/2024 (ETM)(Insured by FHA)	1,660,000	1,585,320
Ohio Housing Finance Agency:
3.950%, 09/01/2043 (Callable 09/01/2027)(Insured by GNMA)	200,000	203,055
3.500%, 09/01/2046 (Callable 09/01/2025)(Insured by GNMA)	675,000	687,719
3.750%, 09/01/2050 (Callable 03/01/2029)(Insured by GNMA)	2,145,000	2,214,052
Ohio Water Development Authority,
5.000%, 12/01/2036 (Callable 12/01/2029)	1,240,000	1,458,928
State of Ohio:
5.000%, 03/01/2026	1,100,000	1,223,031
5.000%, 09/01/2033 (Callable 03/01/2024)	575,000	605,891
5.000%, 01/01/2036 (Callable 01/01/2032)	540,000	646,117
5.000%, 01/01/2038 (Callable 01/01/2032)	430,000	512,836
5.000%, 01/01/2039 (Callable 01/01/2032)	905,000	1,077,483
University of Akron,
5.000%, 01/01/2033 (Callable 07/01/2026)	335,000	371,128
Total Ohio (Cost $16,150,485)		15,487,111	1.1%

Oklahoma
Oklahoma Development Finance Authority,
0.680%, 08/15/2031 (Callable 04/01/2022)(Optional Put Date 04/07/2022) (1)	4,700,000	4,700,000
Total Oklahoma (Cost $4,700,000)		4,700,000	0.3%

Oregon
Clackamas County School District No. 12,
5.000%, 06/15/2037 (Callable 06/15/2027)(Insured by SCH BD GTY)	850,000	960,931
Clackamas County Service District No. 1,
2.125%, 12/01/2030 (Callable 12/01/2026)	1,000,000	979,793
County of Multnomah OR,
4.000%, 06/01/2030 (Pre-refunded to 06/01/2022)	1,565,000	1,572,671
Hillsboro School District No. 1J,
5.000%, 06/15/2035 (Callable 06/15/2027)(Insured by SCH BD GTY)	600,000	680,506
State of Oregon:
4.000%, 12/01/2045 (Callable 06/01/2025)	1,525,000	1,563,765
4.000%, 12/01/2048 (Callable 12/01/2026)	1,830,000	1,879,777
State of Oregon Housing & Community Services Department:
4.000%, 01/01/2047 (Callable 07/01/2025)	750,000	768,699
3.750%, 07/01/2048 (Callable 01/01/2027)	1,070,000	1,079,145
3.500%, 01/01/2051 (Callable 01/01/2029)	3,755,000	3,838,806
Tri-County Metropolitan Transportation District of Oregon,
4.000%, 09/01/2039 (Callable 09/01/2029)	2,305,000	2,512,148
Total Oregon (Cost $16,338,914)		15,836,241	1.1%

Pennsylvania
Centennial School District Bucks County,
4.000%, 12/15/2029 (Callable 12/15/2024)(Insured by ST AID)	265,000	278,922
Commonwealth Financing Authority,
4.000%, 06/01/2039 (Callable 06/01/2028)(Insured by AGM)	1,500,000	1,573,785
Commonwealth of Pennsylvania,
4.000%, 09/15/2030 (Callable 09/15/2026)	610,000	653,448
Delaware Valley Regional Finance Authority,
0.990%, 09/01/2048 (SIFMA Municipal Swap Index + 0.530%)(Callable 09/01/2022)(Mandatory Tender Date 09/01/2023) (2)	2,000,000	1,997,059
Lancaster County Hospital Authority,
0.510%, 05/15/2030 (Callable 04/01/2022)(Optional Put Date 04/07/2022) (1)	1,900,000	1,900,000
Mckeesport Area School District,
0.000%, 10/01/2025 (ETM)(Insured by AMBAC)	110,000	101,891
Pennsylvania Housing Finance Agency:
3.500%, 10/01/2046 (Callable 10/01/2025)	600,000	610,458
3.500%, 04/01/2051 (Callable 10/01/2029)	4,030,000	4,108,628
Pittsburgh Water & Sewer Authority:
0.000%, 09/01/2026 (ETM)(Insured by NATL)	720,000	652,278
0.000%, 09/01/2027 (ETM)(Insured by FGIC)	1,110,000	977,410
0.000%, 09/01/2028 (ETM)(Insured by FGIC)	370,000	317,035
Total Pennsylvania (Cost $13,367,589)		13,170,914	0.9%

Puerto Rico
Puerto Rico Highways & Transportation Authority,
5.250%, 07/01/2022 (ETM)(Insured by AGM)	1,150,000	1,161,432
Puerto Rico Public Finance Corp.:
5.125%, 06/01/2024 (Insured by AMBAC)	3,825,000	3,939,952
6.000%, 08/01/2026 (ETM)	4,315,000	4,991,812
6.000%, 08/01/2026 (ETM)(Insured by AGC)	1,565,000	1,810,472
6.000%, 08/01/2026 (ETM)(Insured by AGC)	1,290,000	1,492,338
6.000%, 08/01/2026 (ETM)(Insured by AGC)	1,825,000	2,115,343
6.000%, 08/01/2026 (ETM)(Insured by AGC)	1,910,000	2,209,586
5.500%, 08/01/2027 (ETM)(Insured by AMBAC)	7,665,000	8,912,771
Total Puerto Rico (Cost $26,715,337)		26,633,706	1.9%

Rhode Island
Rhode Island Housing & Mortgage Finance Corp.,
3.500%, 10/01/2050 (Callable 10/01/2029)	1,345,000	1,374,164
State of Rhode Island,
5.000%, 08/01/2024	5,000,000	5,357,287
Total Rhode Island (Cost $6,725,192)		6,731,451	0.5%

South Carolina
Charleston Educational Excellence Finance Corp.,
5.000%, 12/01/2026 (Callable 12/01/2023)	4,625,000	4,863,615
City of Columbia SC:
5.000%, 02/01/2029 (Callable 02/01/2028)	25,000	28,810
5.000%, 02/01/2049 (Pre-refunded to 02/01/2029)	10,680,000	12,618,486
Patriots Energy Group Financing Agency,
1.165%, 10/01/2048 (1 Month LIBOR USD + 0.860%)(Callable 11/01/2023)(Mandatory Tender Date 02/01/2024) (2)	2,895,000	2,899,047
Piedmont Municipal Power Agency,
5.375%, 01/01/2025 (ETM)(Insured by NATL)	5,400,000	5,845,929
South Carolina Jobs-Economic Development Authority,
0.710%, 05/01/2048 (Callable 04/01/2022)(Optional Put Date 04/07/2022) (1)	1,600,000	1,600,000
Tobacco Settlement Revenue Management Authority,
6.375%, 05/15/2030 (ETM)	705,000	890,154
Total South Carolina (Cost $29,685,549)		28,746,041	2.0%

South Dakota
Harrisburg School District No. 41-2,
2.375%, 08/01/2026 (Insured by ST AID)	415,000	416,394
South Dakota Housing Development Authority,
3.375%, 05/01/2033 (Callable 05/01/2022)	330,000	330,614
South Dakota State Building Authority,
4.000%, 06/01/2040 (Callable 06/01/2030)	365,000	397,383
Total South Dakota (Cost $1,169,289)		1,144,391	0.1%

Tennessee
City of Memphis TN,
5.000%, 10/01/2045 (Callable 10/01/2030)	1,300,000	1,524,860
City of Murfreesboro TN:
3.000%, 06/01/2030 (Callable 06/01/2023)	3,400,000	3,422,676
3.000%, 06/01/2031 (Callable 06/01/2023)	3,005,000	3,021,859
Memphis Health Educational & Housing Facility Board,
0.625%, 06/01/2023 (Mandatory Tender Date 06/01/2022)(Insured by HUD) (1)	2,500,000	2,498,043
Nashville & Davidson County Metropolitan Government,
4.875%, 11/01/2028 (ETM)(Insured by NATL)	1,755,000	1,921,443
Tennessee Housing Development Agency:
1.750%, 07/01/2028	350,000	324,300
1.950%, 07/01/2030 (Callable 07/01/2029)	550,000	500,432
3.850%, 01/01/2035 (Callable 01/01/2025)	295,000	298,045
3.900%, 07/01/2042 (Callable 07/01/2027)	475,000	493,248
4.000%, 01/01/2043 (Callable 07/01/2027)	765,000	788,588
3.850%, 07/01/2043 (Callable 07/01/2027)	2,050,000	2,086,843
3.650%, 07/01/2047 (Callable 01/01/2027)	815,000	823,363
4.050%, 01/01/2049 (Callable 01/01/2028)	1,970,000	2,017,323
4.250%, 01/01/2050 (Callable 07/01/2028)	1,270,000	1,320,886
Total Tennessee (Cost $21,448,621)		21,041,909	1.5%

Texas
Amarillo Independent School District,
5.000%, 02/01/2026 (Callable 02/01/2024)(PSF Guaranteed)	1,370,000	1,445,546
Anna Independent School District,
5.000%, 08/15/2035 (Callable 08/15/2026)(PSF Guaranteed)	910,000	1,012,589
Arlington Higher Education Finance Corp.:
4.000%, 08/15/2024 (PSF Guaranteed)	1,025,000	1,061,788
5.000%, 08/15/2024 (ETM)(PSF Guaranteed)	1,010,000	1,079,719
5.000%, 08/15/2024 (PSF Guaranteed)	100,000	106,753
5.000%, 08/15/2026 (PSF Guaranteed)	500,000	557,910
4.000%, 08/15/2027 (Callable 08/15/2026)(PSF Guaranteed)	875,000	930,742
5.000%, 02/15/2028 (Callable 02/15/2025)(PSF Guaranteed)	1,905,000	2,046,168
4.000%, 08/15/2028 (Callable 08/15/2026)(PSF Guaranteed)	850,000	901,615
5.000%, 08/15/2028 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	555,000	593,311
4.000%, 08/15/2029 (PSF Guaranteed)	200,000	218,816
4.000%, 02/15/2030 (PSF Guaranteed)	305,000	335,496
4.000%, 08/15/2030 (PSF Guaranteed)	130,000	143,078
4.000%, 02/15/2031 (PSF Guaranteed)	315,000	348,798
3.000%, 08/15/2032 (Callable 08/15/2031)(PSF Guaranteed)	835,000	856,839
4.000%, 08/15/2032 (Callable 08/15/2030)(PSF Guaranteed)	110,000	121,489
3.000%, 08/15/2033 (Callable 08/15/2031)(PSF Guaranteed)	1,070,000	1,095,907
3.000%, 08/15/2033 (Callable 08/15/2031)(PSF Guaranteed)	500,000	505,897
4.000%, 08/15/2033 (Callable 08/15/2026)(PSF Guaranteed)	475,000	498,823
4.000%, 08/15/2033 (Callable 08/15/2030)(PSF Guaranteed)	110,000	121,199
5.000%, 08/15/2033 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	1,460,000	1,560,782
3.000%, 08/15/2034 (Callable 08/15/2031)(PSF Guaranteed)	500,000	505,175
4.000%, 08/15/2034 (Callable 08/15/2026)(PSF Guaranteed)	195,000	204,848
4.000%, 08/15/2035 (Callable 08/15/2026)(PSF Guaranteed)	455,000	477,691
4.000%, 12/01/2035 (Callable 06/01/2027)(PSF Guaranteed)	450,000	482,654
4.000%, 08/15/2036 (Callable 08/15/2030)(PSF Guaranteed)	510,000	558,457
5.000%, 08/15/2037 (Callable 08/15/2032)(PSF Guaranteed) (6)	510,000	599,992
5.000%, 12/01/2037 (Callable 06/01/2027)(PSF Guaranteed)	190,000	213,910
4.000%, 08/15/2038 (Callable 08/15/2030)(PSF Guaranteed)	550,000	600,886
3.000%, 08/15/2040 (Callable 08/15/2031)(PSF Guaranteed)	290,000	286,888
3.000%, 08/15/2041 (Callable 08/15/2031)(PSF Guaranteed)	300,000	295,822
3.000%, 08/15/2042 (Callable 08/15/2031)(PSF Guaranteed)	265,000	260,151
3.000%, 08/15/2043 (Callable 08/15/2031)(PSF Guaranteed)	210,000	205,009
3.000%, 08/15/2044 (Callable 08/15/2031)(PSF Guaranteed)	245,000	238,023
Austin Community College District,
5.000%, 08/01/2035 (Callable 08/01/2025)	1,175,000	1,278,344
Austin Community College District Public Facility Corp.,
5.000%, 08/01/2033 (Callable 08/01/2025)	750,000	813,204
Balmorhea Independent School District,
4.000%, 02/15/2042 (Callable 02/15/2024)(PSF Guaranteed)	350,000	356,920
Barbers Hill Independent School District,
4.000%, 02/15/2037 (Callable 08/15/2026)(PSF Guaranteed)	860,000	907,482
Bexar Metropolitan Water District,
0.000%, 05/01/2027 (ETM)(Insured by NATL)	50,000	44,545
Blum Independent School District:
4.000%, 08/15/2032 (Callable 08/15/2026)(PSF Guaranteed)	165,000	176,920
4.000%, 08/15/2033 (Callable 08/15/2026)(PSF Guaranteed)	210,000	224,599
Brazoria County Toll Road Authority,
0.000%, 03/01/2044 (Callable 03/01/2030)(County Guaranteed) (5)	255,000	238,939
Burleson Independent School District,
5.000%, 08/01/2025 (PSF Guaranteed)	1,260,000	1,382,285
Central Texas Turnpike System,
0.000%, 08/15/2027 (Insured by BHAC)	245,000	214,744
City of Dallas TX,
5.000%, 02/15/2029	1,875,000	2,201,117
City of Fort Worth TX,
4.000%, 02/15/2035 (Callable 02/15/2028)	2,530,000	2,748,516
City of Houston TX:
5.500%, 12/01/2024 (ETM)(Insured by NATL)	1,835,000	1,944,888
0.000%, 12/01/2026 (ETM)(Insured by AGM)	465,000	420,214
0.000%, 12/01/2027 (ETM)(Insured by AGM)	150,000	131,698
0.000%, 12/01/2028 (ETM)(Insured by AGM)	2,090,000	1,790,196
5.500%, 12/01/2029 (ETM)(Insured by NATL)	16,050,000	18,808,554
5.750%, 12/01/2032 (ETM)(Insured by AGM)	24,965,000	32,981,841
City of San Antonio TX:
5.000%, 02/01/2025 (ETM)	205,000	221,939
5.000%, 02/01/2029 (Pre-refunded to 02/01/2024)	400,000	422,724
Clifton Higher Education Finance Corp.:
5.000%, 08/15/2029 (Callable 08/15/2024)(PSF Guaranteed)	215,000	229,159
4.000%, 08/15/2031 (Callable 08/15/2026)(PSF Guaranteed)	170,000	180,468
4.000%, 08/15/2044 (Callable 08/15/2029)(PSF Guaranteed)	550,000	597,492
County of Bexar TX:
4.000%, 06/15/2030 (Callable 06/15/2026)	150,000	160,497
4.000%, 06/15/2033 (Pre-refunded to 06/15/2025)	3,795,000	4,035,703
5.000%, 06/15/2036 (Pre-refunded to 06/15/2026)	2,145,000	2,404,529
5.000%, 06/15/2042 (Callable 06/15/2027)	5,000,000	5,655,153
County of Harris TX,
5.000%, 10/01/2026 (Callable 10/01/2025)	4,170,000	4,581,714
County of Williamson TX:
4.000%, 02/15/2034 (Callable 08/15/2026)	2,270,000	2,430,164
4.000%, 02/15/2039 (Callable 02/15/2029)	1,350,000	1,493,532
Crowley Independent School District,
5.000%, 08/01/2036 (Pre-refunded to 08/01/2025)(PSF Guaranteed)	2,000,000	2,188,692
Decatur Hospital Authority,
5.750%, 09/01/2029 (ETM)	420,000	478,924
DeSoto Independent School District:
5.000%, 08/15/2032 (Callable 08/15/2025)(Insured by BAM)	1,080,000	1,173,817
5.000%, 08/15/2032 (Callable 08/15/2024)(PSF Guaranteed)	1,825,000	1,944,753
Eagle Mountain & Saginaw Independent School District,
4.000%, 08/15/2045 (Callable 08/15/2025)(PSF Guaranteed)	675,000	706,772
Ennis Independent School District,
5.000%, 08/15/2025 (PSF Guaranteed)	1,145,000	1,255,763
Forney Independent School District,
5.000%, 08/15/2034 (Callable 08/15/2025)(PSF Guaranteed)	525,000	571,317
Fort Bend County Municipal Utility District No. 130,
4.500%, 09/01/2028 (Callable 09/01/2026)(Insured by BAM)	375,000	410,456
Fort Bend Independent School District:
5.000%, 08/15/2024 (PSF Guaranteed)	1,655,000	1,774,304
4.000%, 08/15/2036 (Callable 08/15/2030)(PSF Guaranteed)	975,000	1,084,603
Godley Independent School District,
5.000%, 02/15/2023 (PSF Guaranteed)	1,445,000	1,487,762
Grand Parkway Transportation Corp.,
0.000%, 10/01/2031 (Callable 10/01/2028) (5)	115,000	125,307
Harlingen Consolidated Independent School District:
5.000%, 08/15/2024 (PSF Guaranteed)	2,810,000	3,005,143
5.000%, 08/15/2025 (PSF Guaranteed)	1,445,000	1,581,327
Harris County Cultural Education Facilities Finance Corp.,
7.000%, 01/01/2048 (Pre-refunded to 01/01/2023)	3,800,000	3,951,136
Harris County Health Facilities Development Corp.:
5.750%, 07/01/2027 (ETM)	4,815,000	5,403,448
6.250%, 07/01/2027 (ETM)	7,035,000	8,010,975
Harris County Toll Road Authority,
5.000%, 08/15/2028 (Callable 02/15/2028)	770,000	887,844
Harris County-Houston Sports Authority,
0.000%, 11/15/2030 (ETM)(Insured by NATL)	65,000	51,853
Hays Consolidated Independent School District,
4.000%, 02/15/2033 (Callable 02/15/2027)(PSF Guaranteed)	880,000	943,148
Honda Auto Receivables Owner Trust,
5.000%, 02/15/2026 (Callable 02/15/2024)(PSF Guaranteed)	1,030,000	1,082,917
Houston Higher Education Finance Corp.,
5.000%, 02/15/2034 (Callable 02/15/2024)(PSF Guaranteed)	1,795,000	1,868,796
Humble Independent School District,
5.000%, 02/15/2036 (Callable 02/15/2027)(PSF Guaranteed)	1,000,000	1,117,858
Irving Independent School District,
5.000%, 02/15/2025 (Callable 08/15/2024)(PSF Guaranteed)	1,250,000	1,340,710
Kenedy Independent School District,
4.000%, 08/15/2031 (Pre-refunded to 08/15/2023)(PSF Guaranteed)	100,000	103,050
Kirbyville Consolidated Independent School District,
4.000%, 02/15/2029 (Pre-refunded to 02/15/2024)(PSF Guaranteed)	160,000	165,675
Klein Independent School District,
4.000%, 08/01/2031 (Callable 08/01/2025)(PSF Guaranteed)	1,000,000	1,055,101
La Joya Independent School District,
4.000%, 02/15/2035 (Callable 02/15/2027)(Insured by AGM)	910,000	947,671
La Porte Independent School District,
5.000%, 02/15/2025 (PSF Guaranteed)	1,080,000	1,169,721
Leander Independent School District:
0.000%, 08/16/2026 (Callable 02/16/2026)(PSF Guaranteed)	100,000	90,880
0.000%, 08/15/2034 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	125,000	72,924
0.000%, 08/15/2035 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	375,000	205,686
0.000%, 08/15/2036 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	55,000	28,396
0.000%, 08/15/2037 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	700,000	359,538
0.000%, 08/15/2039 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	550,000	238,849
0.000%, 08/15/2040 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	35,000	15,482
0.000%, 08/15/2040 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	635,000	279,897
0.000%, 08/15/2041 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	8,915,000	3,458,873
0.000%, 08/15/2041 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	135,000	56,622
0.000%, 08/15/2042 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	1,500,000	550,167
0.000%, 08/15/2043 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	200,000	69,448
0.000%, 08/16/2044 (Callable 08/16/2026)(PSF Guaranteed)	765,000	325,528
0.000%, 08/15/2045 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	2,000,000	615,763
0.000%, 08/15/2046 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	150,000	43,395
0.000%, 08/15/2047 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	190,000	51,611
0.000%, 08/15/2048 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	750,000	191,583
Liberty Hill Independent School District,
4.000%, 02/01/2030 (PSF Guaranteed)	1,750,000	1,945,482
Lower Colorado River Authority:
4.750%, 01/01/2028 (ETM)(Insured by AGM)	1,055,000	1,145,361
5.000%, 05/15/2040 (Callable 05/15/2025)	1,970,000	2,118,934
Luling Independent School District:
4.000%, 02/15/2028 (PSF Guaranteed)	190,000	209,344
4.000%, 02/15/2029 (Callable 02/15/2028)(PSF Guaranteed)	90,000	98,602
Mansfield Independent School District,
3.000%, 08/01/2036 (Callable 08/01/2030)(PSF Guaranteed)	2,820,000	2,882,397
McKinney Independent School District,
4.000%, 02/15/2034 (Callable 02/15/2026)(PSF Guaranteed)	1,325,000	1,398,828
Melissa Independent School District,
5.000%, 08/01/2036 (Callable 08/01/2026)(PSF Guaranteed)	1,020,000	1,131,434
Mesquite Independent School District:
5.000%, 08/15/2024 (PSF Guaranteed)	1,425,000	1,527,039
5.000%, 08/15/2025 (PSF Guaranteed)	2,615,000	2,872,442
5.000%, 08/15/2025 (PSF Guaranteed)	1,500,000	1,647,673
Midlothian Independent School District,
5.000%, 02/15/2047 (Callable 02/15/2027)(PSF Guaranteed)	1,000,000	1,122,742
Millsap Independent School District,
4.000%, 02/15/2026 (Callable 02/15/2024)(PSF Guaranteed)	335,000	347,140
Montgomery County Health Facilities Development Corp.,
0.000%, 07/15/2023 (ETM)	200,000	195,427
Moulton Independent School District:
4.000%, 08/15/2031 (Callable 08/15/2027)(PSF Guaranteed)	235,000	254,325
4.000%, 08/15/2032 (Callable 08/15/2027)(PSF Guaranteed)	200,000	216,199
4.000%, 08/15/2034 (Callable 08/15/2027)(PSF Guaranteed)	225,000	242,743
4.000%, 08/15/2035 (Callable 08/15/2027)(PSF Guaranteed)	545,000	587,549
4.000%, 08/15/2036 (Callable 08/15/2027)(PSF Guaranteed)	285,000	307,045
Navasota Independent School District,
5.000%, 02/15/2048 (Pre-refunded to 02/15/2025)(PSF Guaranteed)	6,785,000	7,333,464
New Caney Independent School District:
5.000%, 02/15/2023 (PSF Guaranteed)	1,000,000	1,029,681
5.000%, 02/15/2024 (PSF Guaranteed)	1,030,000	1,088,546
5.000%, 02/15/2039 (Callable 08/15/2027)(PSF Guaranteed)	500,000	563,907
New Hope Cultural Education Facilities Finance Corp.:
5.000%, 04/01/2025 (ETM)	715,000	777,253
5.000%, 04/01/2030 (Pre-refunded to 04/01/2027)	1,150,000	1,300,698
5.000%, 04/01/2031 (Pre-refunded to 04/01/2027)	1,015,000	1,148,007
5.000%, 04/01/2042 (Pre-refunded to 04/01/2027)	7,330,000	8,290,533
5.000%, 08/15/2047 (Callable 08/15/2027)	1,000,000	1,119,271
Newark Higher Education Finance Corp.,
4.000%, 08/15/2022 (PSF Guaranteed)	215,000	217,078
North East Independent School District,
5.000%, 02/01/2024 (PSF Guaranteed)	2,930,000	3,098,625
North Lamar Independent School District:
5.000%, 02/15/2031 (PSF Guaranteed)	570,000	689,987
4.000%, 02/15/2033 (Callable 02/15/2031)(PSF Guaranteed)	650,000	733,391
4.000%, 02/15/2034 (Callable 02/15/2031)(PSF Guaranteed)	675,000	759,924
4.000%, 02/15/2035 (Callable 02/15/2031)(PSF Guaranteed)	700,000	786,481
North Texas Tollway Authority:
0.000%, 09/01/2037 (Pre-refunded to 09/01/2031)	4,415,000	2,240,417
0.000%, 09/01/2043 (Pre-refunded to 09/01/2031)	25,590,000	8,276,461
0.000%, 09/01/2043 (Pre-refunded to 09/01/2031) (5)	3,505,000	4,482,836
6.750%, 09/01/2045 (Pre-refunded to 09/01/2031) (5)	16,390,000	22,346,631
Northside Independent School District,
5.000%, 08/15/2025 (PSF Guaranteed)	1,000,000	1,098,106
Pasadena Independent School District,
1.500%, 02/15/2044 (Mandatory Tender Date 08/15/2024)(PSF Guaranteed) (1)	1,535,000	1,515,692
Pecos Barstow Toyah Independent School District,
4.000%, 02/15/2041 (Callable 02/15/2025)(PSF Guaranteed)	1,000,000	1,043,440
Pflugerville Independent School District:
5.000%, 02/15/2025 (Pre-refunded to 02/15/2024)(PSF Guaranteed)	1,020,000	1,078,584
4.000%, 02/15/2027 (Callable 02/15/2026)	460,000	491,766
4.000%, 02/15/2029 (Callable 02/15/2026)	165,000	175,196
4.000%, 02/15/2032 (Callable 02/15/2026)	200,000	210,163
5.000%, 02/15/2037 (Callable 02/15/2026)(PSF Guaranteed)	100,000	109,273
Princeton Independent School District,
5.000%, 02/15/2032 (Callable 02/15/2025)(PSF Guaranteed)	560,000	602,467
Prosper Independent School District,
5.000%, 02/15/2031 (Callable 02/15/2028)(PSF Guaranteed)	1,020,000	1,179,663
Red River Education Finance Corp.,
5.000%, 03/15/2043 (Pre-refunded to 03/15/2023)	4,500,000	4,646,630
Rockwall Independent School District,
5.000%, 02/15/2038 (Callable 05/02/2022)(PSF Guaranteed)	745,000	747,335
San Angelo Independent School District,
5.000%, 02/15/2029 (Pre-refunded to 02/15/2024)(PSF Guaranteed)	1,500,000	1,585,586
San Antonio Public Facilities Corp.,
4.000%, 09/15/2034 (Callable 09/15/2022)	1,750,000	1,767,067
Sherman Independent School District,
5.000%, 02/15/2026 (Pre-refunded to 02/15/2024)(PSF Guaranteed)	1,775,000	1,877,956
Smithville Independent School District:
4.000%, 08/15/2031 (Callable 08/15/2028)(PSF Guaranteed)	200,000	218,549
4.000%, 08/15/2032 (Callable 08/15/2028)(PSF Guaranteed)	100,000	109,129
4.000%, 08/15/2033 (Callable 08/15/2028)(PSF Guaranteed)	110,000	119,952
Socorro Independent School District,
4.000%, 08/15/2033 (Callable 02/15/2027)(PSF Guaranteed)	900,000	964,583
State of Texas:
4.000%, 08/01/2031 (Callable 08/01/2025)	2,250,000	2,373,977
4.000%, 04/01/2046 (Callable 04/01/2026)	4,110,000	4,300,973
Tarrant County Health Facilities Development Corp.,
6.000%, 09/01/2024 (ETM)	2,970,000	3,139,039
Terrell Independent School District,
4.000%, 08/01/2037 (Callable 08/01/2026)(PSF Guaranteed)	510,000	535,830
Texas Department of Housing & Community Affairs:
3.400%, 03/01/2035 (Callable 09/01/2034)(Insured by FNMA)	4,681,762	4,659,036
2.150%, 09/01/2035 (Callable 03/01/2029)(Insured by GNMA)	1,155,000	1,030,815
4.000%, 03/01/2050 (Callable 09/01/2028)(Insured by GNMA)	915,000	954,012
Texas Municipal Gas Acquisition and Supply Corp. II,
1.423%, 09/15/2027 (3 Month LIBOR USD + 0.870%) (2)	16,345,000	16,345,363
Texas State Affordable Housing Corp.,
4.250%, 03/01/2049 (Callable 03/01/2029)(Insured by GNMA)	200,000	208,034
Texas Water Development Board:
4.000%, 10/15/2033 (Callable 10/15/2027)	600,000	650,869
5.000%, 10/15/2033 (Callable 10/15/2025)	1,250,000	1,375,120
4.000%, 10/15/2034 (Callable 04/15/2028)	2,000,000	2,181,515
4.000%, 10/15/2034 (Callable 10/15/2028)	975,000	1,070,275
4.000%, 04/15/2038 (Callable 10/15/2027)	1,900,000	2,054,934
Town of Flower Mound TX,
5.000%, 03/01/2033 (Callable 03/01/2024)	250,000	263,768
United Independent School District:
5.000%, 08/15/2033 (Callable 08/15/2028)(PSF Guaranteed)	835,000	972,287
5.000%, 08/15/2038 (Callable 08/15/2027)(PSF Guaranteed)	225,000	255,941
Waxahachie Independent School District,
5.000%, 02/15/2039 (Callable 02/15/2026)(PSF Guaranteed)	785,000	858,400
Webb Consolidated Independent School District:
4.000%, 02/15/2033 (Pre-refunded to 02/15/2025)(PSF Guaranteed)	175,000	184,496
4.000%, 02/15/2033 (Callable 02/15/2025)(PSF Guaranteed)	75,000	78,629
Wylie Independent School District,
6.750%, 08/15/2023 (PSF Guaranteed)	1,010,000	1,077,777
Ysleta Independent School District,
5.000%, 08/15/2025 (Callable 08/15/2024)(PSF Guaranteed)	1,545,000	1,652,664
Total Texas (Cost $320,187,796)		314,393,124	22.3%

Utah
State of Utah,
3.000%, 07/01/2033 (Callable 01/01/2029)	1,500,000	1,527,244
Timpanogos Special Service District,
4.000%, 06/01/2028 (Callable 06/01/2024)	425,000	440,354
Utah Charter School Finance Authority:
5.000%, 04/15/2024 (Insured by UT CSCE)	235,000	246,960
5.000%, 04/15/2037 (Callable 04/15/2026)(Insured by UT CSCE)	500,000	536,817
Utah Housing Corp.,
4.000%, 01/01/2045 (Callable 01/01/2026)(Insured by FHA)	2,695,000	2,760,881
Total Utah (Cost $5,698,976)		5,512,256	0.4%

Vermont
Vermont Housing Finance Agency:
3.600%, 11/01/2036 (Callable 11/01/2025)	1,295,000	1,312,997
4.000%, 05/01/2048 (Callable 11/01/2026)(Insured by GNMA)	670,000	686,765
4.000%, 11/01/2048 (Callable 05/01/2027)	450,000	462,431
Total Vermont (Cost $2,475,541)		2,462,193	0.2%

Virginia
County of Fairfax VA,
5.000%, 04/01/2042 (Callable 04/01/2027)	585,000	658,124
Danville Industrial Development Authority,
5.250%, 10/01/2028 (ETM)(Insured by AMBAC)	870,000	930,030
Fairfax County Industrial Development Authority,
4.000%, 05/15/2044 (Callable 05/15/2024)	455,000	471,734
University of Virginia,
5.000%, 04/01/2042 (Callable 04/01/2027)	535,000	604,315
Virginia Housing Development Authority,
3.450%, 04/01/2038 (Callable 10/01/2022)	7,350,000	7,408,594
Virginia Resources Authority,
0.000%, 11/01/2027 (ETM)	520,000	455,759
Total Virginia (Cost $10,614,920)		10,528,556	0.7%

Washington
Central Puget Sound Regional Transit Authority:
5.000%, 11/01/2032 (Pre-refunded to 11/01/2025)	2,725,000	2,999,910
5.000%, 11/01/2041 (Callable 11/01/2026)	1,035,000	1,151,788
County of King WA:
5.000%, 07/01/2034 (Pre-refunded to 01/01/2025)	705,000	759,725
5.000%, 01/01/2037 (Callable 01/01/2029)	2,000,000	2,333,794
King County Housing Authority:
3.250%, 05/01/2033 (Callable 05/01/2028)(County Guaranteed)	1,500,000	1,537,442
4.000%, 11/01/2034 (Callable 11/01/2029)(County Guaranteed)	1,520,000	1,657,098
4.000%, 11/01/2036 (Callable 11/01/2029)(County Guaranteed)	2,740,000	2,981,502
Pierce County School District No. 3,
5.000%, 12/01/2033 (Callable 06/01/2027)(Insured by SCH BD GTY)	2,600,000	2,942,793
Port of Seattle WA:
5.000%, 01/01/2037 (Callable 01/01/2027)	1,665,000	1,863,411
5.000%, 01/01/2038 (Callable 01/01/2027)	1,000,000	1,118,213
State of Washington:
5.000%, 07/01/2032 (Callable 01/01/2025)	1,005,000	1,079,668
5.000%, 07/01/2032 (Callable 01/01/2025)	6,005,000	6,451,154
5.000%, 02/01/2035 (Callable 02/01/2025)	720,000	774,142
5.000%, 08/01/2038 (Callable 08/01/2026)	1,225,000	1,358,297
5.000%, 07/01/2040 (Callable 07/01/2028)	660,000	754,505
Washington Health Care Facilities Authority:
5.000%, 09/01/2030	300,000	354,985
5.000%, 09/01/2031 (Callable 09/01/2030)	175,000	204,958
5.000%, 09/01/2032 (Callable 09/01/2030)	185,000	216,006
5.000%, 09/01/2033 (Callable 09/01/2030)	190,000	221,178
Washington State Housing Finance Commission:
5.000%, 01/01/2023 (ETM)	170,000	174,394
1.010%, 12/01/2048 (SIFMA Municipal Swap Index + 0.550%)(Callable 04/01/2023)(Mandatory Tender Date 10/01/2023) (2)	4,465,000	4,472,319
4.000%, 06/01/2049 (Callable 06/01/2028)	465,000	480,578
4.000%, 06/01/2050 (Callable 06/01/2029)(Insured by GNMA)	1,695,000	1,758,195
Total Washington (Cost $38,279,160)		37,646,055	2.7%

West Virginia
West Virginia Economic Development Authority,
5.000%, 07/01/2033 (Callable 07/01/2027)	875,000	991,806
West Virginia Parkways Authority,
5.000%, 06/01/2043 (Callable 06/01/2028)	2,720,000	3,115,233
Total West Virginia (Cost $4,300,872)		4,107,039	0.3%

Wisconsin
Baraboo School District:
4.000%, 04/01/2028 (Callable 04/01/2026)(Insured by BAM)	550,000	588,449
3.000%, 04/01/2030 (Callable 04/01/2026)(Insured by BAM)	300,000	303,803
3.000%, 04/01/2033 (Callable 04/01/2026)(Insured by BAM)	650,000	655,893
City of Milwaukee WI,
3.000%, 06/01/2033 (Callable 06/01/2026)	2,500,000	2,535,017
City of Oshkosh WI,
4.000%, 05/01/2029 (Callable 05/01/2023)	25,000	25,569
Public Finance Authority,
5.000%, 03/01/2025	535,000	578,817
Southeast Wisconsin Professional Baseball Park District:
5.500%, 12/15/2026 (Insured by NATL)	1,630,000	1,811,226
0.000%, 12/15/2027 (ETM)(Insured by NATL)	425,000	370,717
0.000%, 12/15/2028 (ETM)(Insured by NATL)	445,000	378,310
0.000%, 12/15/2029 (ETM)(Insured by NATL)	440,000	360,811
State of Wisconsin:
5.000%, 05/01/2024 (Callable 05/01/2023)	2,150,000	2,226,167
4.000%, 05/01/2031 (Pre-refunded to 05/01/2022)	245,000	245,581
5.000%, 05/01/2037 (Callable 05/01/2028)	110,000	126,266
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio:
5.000%, 06/01/2026 (Pre-refunded to 06/01/2024)	100,000	106,470
5.000%, 06/01/2028 (Pre-refunded to 06/01/2024)	5,430,000	5,781,308
5.000%, 06/01/2030 (Pre-refunded to 06/01/2024)	10,515,000	11,195,295
5.000%, 06/01/2031 (Pre-refunded to 06/01/2024)	7,975,000	8,490,963
University of Wisconsin Hospitals & Clinics,
5.000%, 04/01/2038 (Pre-refunded to 04/01/2023)	2,680,000	2,767,192
Village of Mount Pleasant WI:
5.000%, 04/01/2036 (Callable 04/01/2028)	275,000	315,577
4.000%, 04/01/2037 (Callable 04/01/2028)	2,400,000	2,553,528
5.000%, 04/01/2048 (Callable 04/01/2028)(Insured by BAM)	1,500,000	1,681,357
Wisconsin Center District:
4.000%, 12/15/2029 (Callable 06/15/2026)	1,480,000	1,584,802
5.000%, 12/15/2030 (Callable 06/15/2026)	775,000	860,440
0.000%, 12/15/2034 (Callable 12/15/2030)(Insured by AGM)	1,810,000	1,179,924
4.000%, 12/15/2034 (Callable 06/15/2026)	720,000	762,082
Wisconsin Health & Educational Facilities Authority:
4.000%, 09/15/2025 (Pre-refunded to 09/15/2023)	225,000	232,042
5.000%, 02/15/2028 (Pre-refunded to 08/15/2025)	20,000	21,874
4.000%, 02/15/2033 (Pre-refunded to 08/15/2025)	100,000	106,140
5.000%, 11/15/2036 (Callable 05/15/2026)	205,000	226,360
4.000%, 02/15/2038 (Pre-refunded to 08/15/2025)	500,000	530,700
5.000%, 07/01/2042 (Callable 07/01/2027)	2,000,000	2,231,361
0.710%, 02/15/2053 (Callable 04/01/2022)(Optional Put Date 04/05/2022) (1)	2,000,000	2,000,000
Wisconsin Housing & Economic Development Authority:
3.500%, 09/01/2046 (Callable 09/01/2025)(Insured by FNMA)	720,000	732,797
4.000%, 03/01/2048 (Callable 03/01/2027)(Insured by FNMA)	890,000	914,695
4.250%, 03/01/2049 (Callable 09/01/2028)(Insured by FNMA)	1,555,000	1,622,912
Total Wisconsin (Cost $56,210,321)		56,104,445	4.0%

Wyoming
Wyoming Community Development Authority:
4.000%, 12/01/2043 (Callable 06/01/2027)	310,000	316,700
4.000%, 12/01/2048 (Callable 06/01/2028)	2,140,000	2,210,842
3.000%, 06/01/2050 (Callable 12/01/2030)(Insured by GNMA)	2,000,000	2,010,229
Total Wyoming (Cost $4,727,363)		4,537,771	0.3%
Total Municipal Bonds (Cost $1,403,866,050)		1,384,776,935	98.1%

Closed-End Investment Company	Shares
Nuveen AMT-Free Municipal Credit Income Fund, Series C Preferred Shares,
0.660%, 12/01/2031 (1)	5,000	5,000,000
Total Closed-End Investment Company (Cost $5,000,000)		5,000,000	0.3%
Total Long-Term Investments (Cost $1,408,866,050)		1,389,776,935	98.4%

SHORT-TERM INVESTMENT
Money Market Mutual Fund
Federated Hermes Institutional Tax-Free Cash Trust, Premier Shares, 0.37% (4)	18,350,642	18,350,642
Total Short-Term Investment (Cost $18,350,642)		18,350,642	1.3%
Total Investments (Cost $1,427,216,692)		1,408,127,577	99.7%
Other Assets in Excess of Liabilities		3,873,967	0.3%
TOTAL NET ASSETS		$1,412,001,544	100.0%

Notes to Schedule of Investments
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal
AMBAC	Ambac Assurance Corp.
BAM	Build America Mutual Assurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
HUD	US Department of Housing and Development
NATL	National Public Finance Guarantee Corp.
Q-SBLF	Qualified School Building Loan Fund
SCH BD GTY	School Board Guaranty
SD CRED PROG	State Credit Enhancement Program
ST AID	State Aid Intercept/Withholding
UT CSCE	Utah Charter School Credit Enhancement Program

ETM	Escrowed to Maturity
LIBOR	London Inter-bank Offered Rate
PSF	Permanent School Fund
SIFMA	Securities Industry and Financial Markets Association

(1)	Variable rate security. The rate reported is the rate in effect as of March 31, 2022.
(2)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of March 31, 2022.
(3)
Security issued under Rule 144A under the Securities Act of 1933 and classified as liquid under the Fund’s liquidity risk management program. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At March 31, 2022, the value of these securities totaled $7,399,846, which represented 0.52% of total net assets.

(4)	Seven-day yield.
(5)	Step-up bond; the interest rate shown is the rate in effect as of March 31, 2022.
(6)	Security or a portion of the security purchased on a when-issued or delayed delivery basis.

Baird Quality Intermediate Municipal Bond Fund
Summary of Fair Value Exposure at March 31, 2022 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability. These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.
Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
Level 3 - Unobservable inputs for the asset or liability.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2022:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds	$–	$1,384,776,935	$–	$1,384,776,935
Closed-End Investment Company	–	5,000,000	–	5,000,000
Total Long-Term Investments	–	1,389,776,935	–	1,389,776,935
Short-Term Investment
Money Market Mutual Fund	18,350,642	–	–	18,350,642
Total Short-Term Investment	18,350,642	–	–	18,350,642
Total Investments	$18,350,642	$1,389,776,935	$–	$1,408,127,577

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report.